Management-Defined Performance Measures (MPMs) -Disclosure of reconciliation with management-defined performance measures (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Management Defined Performance Measures [Abstract]
Profit / (Loss) for the year	₨ (1,366)	$ (15)	₨ (785)	₨ 169
Add:
Depreciation and Amortization expense	7,274	$ 77	5,633	4,773
Net finance expense	3,949		2,294	1,816
Current tax	487		699	515
Less:
Deferred Tax	(62)		(200)	(332)
Other Income (including exchange gain/loss)	(411)		(79)	(185)
Adjusted EBITDA	₨ 9,871		₨ 7,562	₨ 6,756